UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-07672

BlackRock New York Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Investment Quality Municipal Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock New York Investment Quality Municipal Trust (RNY)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			LONG-TERM INVESTMENTS—141.0%
			New York—128.3%
			Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj.,
NR	$ 95		Ser. A, 7.00%, 5/01/25	05/15 @ 102	$94,598
NR	60		Ser. A, 7.00%, 5/01/35	05/15 @ 102	58,976
AAA	1,000		Albany Mun. Wtr. Fin. Auth., Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 12/01/33, MBIA	06/08 @ 100	1,011,770
			City of New York, Ad Valorem Ppty. Tax GO,
AA-	990	[3]	Ser. A, 6.00%, 5/15/10	N/A	1,068,289
AA-	10		Ser. A, 6.00%, 5/15/30	05/10 @ 101	10,669
AAA	1,000		Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy Tax RB,
			Hotel Unit Fee Secured Proj., 5.00%, 11/15/44, AMBAC	11/15 @ 100	1,045,280
			Dorm. Auth.,
AAA	750		Hlth., Hosp. & Nursing Home Impvts. RB, Lutheran Med. Ctr. Proj., 5.00%, 8/01/31,
			MBIA	02/13 @ 100	783,555
Aa3	1,000		Hlth., Hosp. & Nursing Home RB, Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	1,040,560
BBB	1,000		Hlth., Hosp. & Nursing Home RB, Mount Sinai Hosp. Proj., Ser. A, 6.50%, 7/01/25	07/10 @ 101	1,070,900
AAA	1,005		Misc. RB, St. Univ. Edl. Facs. Proj., 5.25%, 5/15/15, AMBAC	No Opt. Call	1,084,948
AAA	250		Univ. & Coll. Impvts. RB, The New Sch. Proj., 5.00%, 7/01/46, MBIA	07/16 @ 100	262,337
A+	1,000	[3]	Univ. & Coll. Impvts. RB, Univ. of Rochester Proj., Ser. B, 5.625%, 7/01/09	N/A	1,054,180
BBB	250		Essex Cnty. Indl. Dev. Agcy., Indl. Impvts. RB, Intl. Paper Co. Proj., Ser. A, 4.60%,
			12/01/30, AMT	12/11 @ 100	243,833
Aa1	150		Hsg. Fin. Agcy., St. Multi-Fam. Hsg. RB, Kensico Terrace Apts. Proj., Ser. B, 4.95%,
			2/15/38, AMT	02/08 @ 100	150,189
			Liberty Dev. Corp.,
AA-	925		Indl. Impvts. Misc. RB, Goldman Sachs Group, Inc. Proj., 5.25%, 10/01/35	No Opt. Call	1,058,921
B3	175		Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	183,288
AA-	2,100		Madison Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Colgate Univ. Proj., Ser. B,
			5.00%, 7/01/23	07/13 @ 100	2,193,576
A	250		Met. Transp. Auth., Trans. RB, Ser. B, 4.50%, 11/15/36	11/16 @ 100	245,158
AA	1,000		New York City Hsg. Dev. Corp., St. Multi-Fam. Hsg. RB, Ser. A, 5.25%, 5/01/30	05/14 @ 100	1,039,610
			New York City Indl. Dev. Agcy.,
BBB-	500		Econ. Impvts. RB, IAC/Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	517,295
B	950		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%,
			8/01/25, AMT	08/16 @ 101	1,159,285
B	300		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%,
			8/01/31, AMT	08/16 @ 101	367,944
			New York City Mun. Wtr. Fin. Auth.,
AA+	1,000		Cash Flow Mgmt. Wtr. RB, Ser. C, 5.125%, 6/15/33	06/11 @ 101	1,044,020
AAA	1,000		Wtr. RB, Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	1,049,000
AAA	2,000	[3]	New York City Transl. Fin. Auth., Pub. Impvts. Sales Tax RB, Ser. B, 6.00%, 5/15/10	N/A	2,158,160
Caa1	1,000		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, Contl. Airlines
			Proj., 9.125%, 12/01/15, AMT	03/07 @ 100	1,041,500
Aaa	250		Rochester Hsg. Auth., Local Multi-Fam. Hsg. RB, Andrews Terrace LLC Proj., 4.70%,
			12/20/38, AMT	12/16 @ 100	245,928
AAA	2,000		Sales Tax Asset Receivables Corp., Pub. Impvts. Sales Tax RB, Ser. A, 5.00%, 10/15/32,
			AMBAC	10/14 @ 100	2,105,620
A1	500		Schenectady Indl. Dev. Agcy., Univ. & Coll. RB, Union Coll. Proj., 5.00%, 7/01/31	07/16 @ 100	527,050
BBB-	115		Suffolk Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, Active Retirement
			Cmnty. Proj., 5.00%, 11/01/28	11/16 @ 100	116,765
			Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB,
AAA	845	[3]	Ser. A, 5.00%, 1/01/12, MBIA	N/A	893,942
AAA	155		Ser. A, 5.00%, 1/01/32, MBIA	01/12 @ 100	160,870
					25,088,016
			Puerto Rico—12.7%
BBB	500		Children's Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	524,735
BBB	315		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	326,031
BBB-	800		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G.
			Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	830,736

BlackRock New York Investment Quality Municipal Trust (RNY) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			Puerto Rico—(cont'd)
Aaa	$ 745	[3]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	N/A	$803,237
					2,484,739
			Total Long-Term Investments (cost $26,113,825)		27,572,755
	Shares
	(000)
			MONEY MARKET FUNDS—5.3%
NR	950		AIM Tax Free Cash Reserve Portfolio - Institutional Class	N/A	950,000
NR	100		SSgA Tax Free Money Mkt. Fund - Class A	N/A	100,000
			Total Short-Term Investments (cost $1,050,000)		1,050,000
			Total Investments —146.3% (cost $27,163,8254)		$28,622,755
			Other assets in excess of liabilities —3.8%		737,956
			Preferred shares at redemption value, including dividends payable —(50.1)%		(9,802,738)
			Net Assets Applicable to Common Shareholders—100%		$19,557,973

____________
1	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.
2	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4

Cost for federal income tax purposes is $27,152,482. The net unrealized appreciation on a tax basis is $1,470,273, consisting of $1,489,944 gross unrealized appreciation and $19,671 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.
AMT	— Subject to Alternative Minimum Tax
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Assoc.
RB	— Revenue Bond

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New York Investment Quality Municipal Trust, Inc.

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007